Stockholders’ Equity (Details Narrative) - USD ($)								3 Months Ended			9 Months Ended		12 Months Ended				15 Months Ended
	Oct. 01, 2024	Oct. 13, 2023	Oct. 11, 2023	Aug. 11, 2023	Oct. 26, 2022	Jul. 19, 2022	Apr. 13, 2022	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2023		Feb. 28, 2024	Dec. 05, 2022	Dec. 02, 2022	Sep. 13, 2022	Aug. 03, 2022	Jan. 13, 2022	Jan. 12, 2022	Oct. 25, 2021
Class of Stock [Line Items]
Share purchase price															$ 9,751,000
Share description		every 25 issued and outstanding shares of the Company common stock was converted automatically into one share of the Company’s common stock without any change in the par value per share	every 25 issued and outstanding shares of the Company common stock was converted automatically into one share of the Company’s common stock without any change in the par value per share.
Warrants exercise price																			$ 0.01	$ 19.00				$ 237.50	$ 331.50
Common stock, par value								$ 0.001			$ 0.001		$ 0.001		$ 0.001		$ 0.001
Common stock voting rights											Each share of the Company’s common stock is entitled to one vote on all matters submitted to stockholders.		Each share of the Company’s common stock is entitled to one vote on all matters submitted to stockholders
Common stock, shares outstanding								7,649,478			7,649,478		2,505,620		747,837		2,505,620
Future equity awards								456,707			456,707		523,716	[1]			523,716	[1]
Outstanding warrants								3,222,446			3,222,446		1,148,269	[1]			1,148,269	[1]	850,000
Conversion price																			$ 3.78				$ 93.75
Subsequent Event [Member]
Class of Stock [Line Items]
Share description	the right to prepay the convertible notes with a 20% premium
Warrants exercise price	$ 0.01																		$ 0.01
Outstanding warrants																			850,000
Conversion price																			$ 3.78
Univest Securities LLC [Member]
Class of Stock [Line Items]
Warrants exercise price																						$ 108.25
Outstanding warrants																						19,464
Warrant [Member]
Class of Stock [Line Items]
Warrant issued to purchase common stock																										71,043
Potentially dilutive securities								3,222,446		1,230,130	3,222,446	1,230,130	1,148,269		396,107
Warrant [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Outstanding warrants																			320,005
Common Stock [Member]
Class of Stock [Line Items]
Share purchase price																[2]
Warrant issued to purchase common stock																								3,400
Potentially dilutive securities								3,325		52,392	3,325	52,392	52,393		52,393
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Conversion price	$ 5.00
Placement Agent Agreements [Member]
Class of Stock [Line Items]
Restricted shares of common stock					17,241
Placement Agent Agreements [Member] | Univest Securities LLC [Member]
Class of Stock [Line Items]
Common stock fee equal to stock isuued and sold																					7.00%
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, liquidation preference								$ 25.00			$ 25.00		$ 25.00		$ 25.00		$ 25.00
Preferred stock, par value								$ 0.001			$ 0.001		$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares issued								4,953,545			4,953,545		3,061,245		3,061,245		3,061,245
Preferred stock shares outstanding								4,953,545			4,953,545		3,061,245		3,061,245		3,061,245
Preferred stock, participation rights											Preferences and Rights of 9.0% Series A Cumulative Perpetual Preferred Stock of the Company, dividends, when, as and if declared by the Board (or a duly authorized committee of the Board), will be payable monthly in arrears on the final day of each month, beginning August 31, 2021.		Preferences and Rights of 9.0% Series A Cumulative Perpetual Preferred Stock of the Company, dividends, when, as and if declared by the Board (or a duly authorized committee of the Board), will be payable monthly in arrears on the final day of each month, beginning August 31, 2021.
Dividends								$ 2,800,000			$ 7,100,000				$ 3,900,000
Dividend arrears													$ 8,600,000				$ 8,600,000
Dividends in arrears total								$ 15,700,000			$ 15,700,000
Future equity awards								14,888			14,888		1,907,188				1,907,188
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value								$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, value outstanding													$ 100.00				$ 100.00
Preferred stock, shares issued								62,500			62,500		62,500		62,500		62,500
Preferred stock shares outstanding								62,500			62,500		62,500		62,500		62,500
Warrants exercise price				$ 0.00001
Shares issued for cancellation of warrants							40,000
Exercise price							$ 287.50
Preferred stock, dividend rate, percentage											10.00%		10.00%
Dividends in arrears total				$ 656,000
Common stock dividends, shares				44,000
Prefunded warrants dividends shares				70,300
Warrant funded amount				$ 0.19999
Common stock shares percentage				4.99%
Series B Preferred Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrant issued to purchase common stock						40,000									60,000
Warrants exercise price						$ 250.00
Exercise price						$ 0.01
Series B Preferred Stock [Member] | Warrant [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Warrant issued to purchase common stock	140,000
Series B Preferred Stock [Member] | Additional Warrants [Member]
Class of Stock [Line Items]
Warrant issued to purchase common stock						140,000
Exercise price						$ 0.01
Series B Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares issued						62,500
Share purchase price						$ 5,000,000
Share conversion to common stock						46,211
Share price						$ 135.25
Series B Preferred Stock [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member]
Class of Stock [Line Items]
Share description						The shares of Series B Preferred Stock are initially convertible, subject to certain conditions, into 46,211 shares of common stock, at a price per share of $135.25 per share, a 20% premium to the closing price of the common stock on July 18, 2022, subject to adjustment as set forth in the Certificate of Designations of Preferences, Rights and Limitations for the Series B Preferred Stock (“Series B Certificate of Designations”).
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Potentially dilutive securities								5,692		11,907	5,692	11,907	9,612		33,221

[1]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.
[2]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.